Common Shareholders' Equity	12 Months Ended
Dec. 31, 2015
Disclosure Text Block
Common Shareholders' Equity

Note 16 Common Shareholders’ Equity

Common Stock

As of December 31, 2015, Series A Common Shares were convertible, on a share for share basis, into Common Shares and 7,211,260 Common Shares were reserved for possible issuance upon conversion of Series A Common Shares.

The following table summarizes the number of Common and Series A Common Shares issued and repurchased.

	Common Shares	Common Treasury Shares	Series A Common Shares
(Shares in thousands)
Balance at December 31, 2012	125,512	24,641	7,160
Repurchase of shares	–	339	–
Conversion of Series A Common Shares	33	–	(33)
Dividend reinvestment, incentive and compensation plans	–	(1,026)	39
Balance at December 31, 2013	125,545	23,954	7,166
Repurchase of shares	–	1,542	–
Conversion of Series A Common Shares	25	–	(25)
Dividend reinvestment, incentive and compensation plans	–	(646)	38
Balance at December 31, 2014	125,570	24,850	7,179
Conversion of Series A Common Shares	1	–	(1)
Dividend reinvestment, incentive and compensation plans	–	(1,034)	33
Balance at December 31, 2015	125,571	23,816	7,211

Tax-Deferred Savings Plan

TDS has reserved 90,341 Common Shares at December 31, 2015, for issuance under the TDS Tax-Deferred Savings Plan, a qualified profit‑sharing plan pursuant to Sections 401(a) and 401(k) of the Internal Revenue Code.  Participating employees have the option of investing their contributions and TDS’ contributions in a TDS Common Share fund, a U.S. Cellular Common Share fund or certain unaffiliated funds.

Common Share Repurchases

TDS and U.S. Cellular Share Repurchases

On August 2, 2013, the Board of Directors of TDS authorized a $250 million stock repurchase program for the purchase of TDS Common Shares from time to time pursuant to open market purchases, block transactions, private purchases or otherwise, depending on market conditions.  This authorization does not have an expiration date.

On November 17, 2009, the Board of Directors of U.S. Cellular authorized the repurchase of up to 1,300,000 Common Shares on an annual basis beginning in 2009 and continuing each year thereafter, on a cumulative basis.  These purchases will be made pursuant to open market purchases, block purchases, private purchases, or otherwise, depending on market prices and other conditions.  This authorization does not have an expiration date.

Share repurchases made under these authorizations were as follows:

Year Ended December 31,	Number of	Average Cost
(Shares and dollar amounts in thousands, except per share amounts)	Shares	Per Share	Amount
2015
U.S. Cellular Common Shares	178	$34.86	$6,188
TDS Common Shares	–	–	–

2014
U.S. Cellular Common Shares	496	$38.19	$18,943
TDS Common Shares	1,542	25.36	39,096

2013
U.S. Cellular Common Shares	499	$37.19	$18,544
TDS Common Shares	339	28.60	9,692